BetaBuilders Developed Asia Pacific ex-Japan ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	89 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MORNINGSTAR® DEVELOPED ASIA PACIFIC EX-JAPAN TARGET MARKET EXPOSURE INDEX(Net Total Return)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		20.83%	5.61%	5.95%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		20.73%	5.47%	5.82%
Performance Inception Date	Aug. 07, 2018
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		19.30%	4.09%	4.51%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.72%	3.86%	4.17%